Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5:- PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2021	2020
Cost:

Laboratory equipment	$62	$57
Computers, office furniture and equipment	206	200
Leasehold improvements	13	13

	281	270
Accumulated depreciation:

Laboratory equipment	35	28
Computers, office furniture and equipment	190	184
Leasehold improvements	9	8

	234	220

Property and equipment, net	$47	$50

Depreciation expenses for the year ended December 31, 2021, 2020 and 2019 amounted to $14, $12 and $14, respectively.